Related Parties - Summary of Operating Transactions with Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Revenues	$ 21,100	$ 0
Trade accounts receivable	$ 4,287	$ 0